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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number: ______
    This Amendment (Check only one.):       [_]  is a restatement.
                                            [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sansar Capital Management, L.L.C.
Address:  135 E 57th Street, 23rd Floor
          New York, NY 10022

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vincent Guacci
Title:    Chief Financial Officer
Phone:    ###-##-####

Signature, Place, and Date of Signing:

    /s/ Vincent Guacci          New York, NY            August 14, 2009
    -------------------------   -------------------   --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name
   28-__________________       ___________________________

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $113,207
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number      Name

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                       Sansar Capital Management, L.L.C.

                Form 13F Information Table as of June 30, 2009

                                                                                                     VOTING AUTHORITY
                                                    VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER   ----------------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP   x($1000)  PRN AMT   PRN CALL DISCRETN MANAGERS    SOLE    SHARED NONE
------------------------  -------------- --------- -------- ---------- --- ---- -------- -------- ---------- ------ ----
3SBIO INC                 SPONSORED ADR  88575Y105    1,079    130,894 SH       SOLE                 130,894
CHINA INFORMATION SEC
  TECH I                       COM       16944F101    5,238  1,831,427 SH       SOLE               1,831,427
FOCUS MEDIA HLDG LTD      SPONSORED ADR  34415V109    6,093    756,000 SH       SOLE                 756,000
FREEPORT-MCMORAN
  COPPER & GO                  COM       35671D857    1,204      7,500 SH  PUT  SOLE                   7,500
FREEPORT-MCMORAN
  COPPER & GO                  COM       35671D857    1,488      6,000 SH  PUT  SOLE                   6,000
GOLDMAN SACHS GROUP INC        COM       38141G104      514      2,170 SH  PUT  SOLE                   2,170
LAS VEGAS SANDS CORP           COM       517834107    4,319    549,500 SH       SOLE                 549,500
MCMORAN EXPLORATION CO         COM       582411104    9,441  1,584,000 SH       SOLE               1,584,000
NEW ORIENTAL ED & TECH
  GRP I                      SPON ADR    647581107       75      5,000 SH  PUT  SOLE                   5,000
NUCOR CORP                     COM       670346105      125      6,250 SH  PUT  SOLE                   6,250
NUCOR CORP                     COM       670346105      203      4,500 SH  PUT  SOLE                   4,500
PERFECT WORLD CO LTD      SPON ADR REP B 71372U104   17,426    609,300 SH       SOLE                 609,300
POTASH CORP SASK INC           COM       73755L107    2,225      2,500 SH  PUT  SOLE                   2,500
QIAO XING MOBILE COMM CO
  LTD                          SHS       G73031109    2,796    957,648 SH       SOLE                 957,648
REGIONS FINANCIAL CORP
  NEW                          COM       7591EP100    46927 11,615,557 SH       SOLE              11,615,557
RESEARCH IN MOTION LTD         COM       760975102    1,836      8,500 SH  PUT  SOLE                   8,500
SINOVAC BIOTECH LTD            SHS       P8696W104   11,666  2,953,503 SH       SOLE               2,953,503
SUNPOWER CORP                COM CL A    867652109   13,973    525,093 SH       SOLE                 525,093
SUNTRUST BKS INC               COM       867914103   32,231  1,959,303 SH       SOLE               1,959,303
SUNTRUST BKS INC               COM       867914103    1,275     10,000 SH  CALL SOLE